UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, LP

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Johnson
Title:    Chief Operating Officer
Phone:    (610) 727-3906


Signature, Place and Date of Signing:

/s/ Steve Johnson                  Berwyn, PA                January 30, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        64

Form 13F Information Table Value Total:  $189,829
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number    Name

(1)   028-10707               Fairfield Redstone Fund, Ltd.
(2)   028-                    Redstone Investors, LP


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6        CLM 7       COLUMN 8

                               TITLE OF                   VALUE       SHRS OR  SH/ PUT/  INVESTMENT      OTHR     VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (X$1000)    PRN AMT  PRN CALL  DISCRETION      MGRS  SOLE     SHARED  NONE

AGILENT TECHNOLOGIES INC       COM            00846U101   3,073        196,622 SH        SHARED-DEFINED  1,2   196,622
ACORDA THERAPEUTICS INC        COM            00484M106   3,825        186,484 SH        SHARED-DEFINED  1,2   186,484
ARCHER DANIELS MIDLAND CO      COM            039483102   3,796        131,685 SH        SHARED-DEFINED  1,2   131,685
ALASKA COMMUNICATIONS SYS GR   COM            01167P101   4,488        478,454 SH        SHARED-DEFINED  1,2   478,454
APPLIED MATLS INC              COM            038222105   3,654        360,726 SH        SHARED-DEFINED  1,2   360,726
APPLIED SIGNAL TECHNOLOGY IN   COM            038237103   2,802        156,206 SH        SHARED-DEFINED  1,2   156,206
ACTIVISION BLIZZARD INC        COM            00507V109   3,477        402,424 SH        SHARED-DEFINED  1,2   402,424
AEROVIRONMENT INC              COM            008073108   1,493         40,552 SH        SHARED-DEFINED  1,2    40,552
BRIGHAM EXPLORATION CO         COM            109178103   1,773        553,954 SH        SHARED-DEFINED  1,2   553,954
BROADCOM CORP                  CL A           111320107   3,535        208,322 SH        SHARED-DEFINED  1,2   208,322
CA INC                         COM            12673P105   3,256        175,692 SH        SHARED-DEFINED  1,2   175,692
CEPHALON INC                   COM            156708109   3,870         50,240 SH        SHARED-DEFINED  1,2    50,240
CERAGON NETWORKS LTD           ORD            M22013102   1,569        310,720 SH        SHARED-DEFINED  1,2   310,720
COGNIZANT TECHNOLOGY SOLUTIO   CL A           192446102   2,432        134,669 SH        SHARED-DEFINED  1,2   134,669
COVANTA HLDG CORP              COM            22282E102   2,845        129,537 SH        SHARED-DEFINED  1,2   129,537
CVS CAREMARK CORPORATION       COM            126650100   4,921        171,211 SH        SHARED-DEFINED  1,2   171,211
CYPRESS SEMICONDUCTOR CORP     COM            232806109   3,802        850,600 SH        SHARED-DEFINED  1,2   850,600
DYNCORP INTL INC               CL A           26817C101   2,111        139,141 SH        SHARED-DEFINED  1,2   139,141
DIAMOND OFFSHORE DRILLING IN   COM            25271C102   2,365         40,129 SH        SHARED-DEFINED  1,2    40,129
ENERGY CONVERSION DEVICES IN   COM            292659109   1,970         78,125 SH        SHARED-DEFINED  1,2    78,125
FTI CONSULTING INC             COM            302941109   2,319         51,909 SH        SHARED-DEFINED  1,2    51,909
FLOWERS FOODS INC              COM            343498101   2,878        118,131 SH        SHARED-DEFINED  1,2   118,131
FIRST SOLAR INC                COM            336433107   2,805         20,329 SH        SHARED-DEFINED  1,2    20,329
GLOBECOMM SYSTEMS INC          COM            37956X103     844        153,648 SH        SHARED-DEFINED  1,2   153,648
GENZYME CORP                   COM            372917104   3,946         59,452 SH        SHARED-DEFINED  1,2    59,452
GEO GROUP INC                  COM            36159R103   2,382        132,123 SH        SHARED-DEFINED  1,2   132,123
GILEAD SCIENCES INC            COM            375558103   3,409         66,653 SH        SHARED-DEFINED  1,2    66,653
GAMESTOP CORP NEW              CL A           36467W109   3,762        173,671 SH        SHARED-DEFINED  1,2   173,671
HILL INTERNATIONAL INC         COM            431466101   1,062        150,860 SH        SHARED-DEFINED  1,2   150,860
HARMONIC INC                   COM            413160102   3,749        668,256 SH        SHARED-DEFINED  1,2   668,256
HURON CONSULTING GROUP INC     COM            447462102   2,619         45,725 SH        SHARED-DEFINED  1,2    45,725
INTERCONTINENTALEXCHANGE INC   COM            45865V100   2,838         34,427 SH        SHARED-DEFINED  1,2    34,427
ITRON INC                      COM            465741106   2,249         35,290 SH        SHARED-DEFINED  1,2    35,290
KROGER CO                      COM            501044101   3,551        134,475 SH        SHARED-DEFINED  1,2   134,475
LEAP WIRELESS INTL INC         COM NEW        521863308   1,459         54,268 SH        SHARED-DEFINED  1,2    54,268
LUMINEX CORP DEL               COM            55027E102   3,836        179,586 SH        SHARED-DEFINED  1,2   179,586
LOCKHEED MARTIN CORP           COM            539830109   4,120         48,998 SH        SHARED-DEFINED  1,2    48,998
LOWES COS INC                  COM            548661107   3,252        151,135 SH        SHARED-DEFINED  1,2   151,135
MCKESSON CORP                  COM            58155Q103   3,700         95,536 SH        SHARED-DEFINED  1,2    95,536
MCDERMOTT INTL INC             COM            580037109   1,521        153,955 SH        SHARED-DEFINED  1,2   153,955
MONSANTO CO NEW                COM            61166W101   4,780         67,941 SH        SHARED-DEFINED  1,2    67,941
NAVIGANT CONSULTING INC        COM            63935N107   2,887        181,915 SH        SHARED-DEFINED  1,2   181,915
NORTHROP GRUMMAN CORP          COM            666807102   6,212        137,911 SH        SHARED-DEFINED  1,2   137,911
ORBITAL SCIENCES CORP          COM            685564106   1,160         59,385 SH        SHARED-DEFINED  1,2    59,385
ORACLE CORP                    COM            68389X105   2,972        167,620 SH        SHARED-DEFINED  1,2   167,620
OREXIGEN THERAPEUTICS INC      COM            686164104   2,522        451,923 SH        SHARED-DEFINED  1,2   451,923
O REILLY AUTOMOTIVE INC        COM            686091109   4,535        147,530 SH        SHARED-DEFINED  1,2   147,530
PG&E CORP                      COM            69331C108   3,472         89,700 SH        SHARED-DEFINED  1,2    89,700
PHASE FORWARD INC              COM            71721R406   2,746        219,326 SH        SHARED-DEFINED  1,2   219,326
POLYCOM INC                    COM            73172K104   2,068        153,064 SH        SHARED-DEFINED  1,2   153,064
POWER INTEGRATIONS INC         COM            739276103   3,070        154,444 SH        SHARED-DEFINED  1,2   154,444
QUANTA SVCS INC                COM            74762E102   1,548         78,192 SH        SHARED-DEFINED  1,2    78,192
QUALCOMM INC                   COM            747525103   3,625        101,172 SH        SHARED-DEFINED  1,2   101,172
REPUBLIC SVCS INC              COM            760759100   3,473        140,100 SH        SHARED-DEFINED  1,2   140,100
RAYTHEON CO                    COM NEW        755111507   3,838         75,201 SH        SHARED-DEFINED  1,2    75,201
SBA COMMUNICATIONS CORP        COM            78388J106   5,795        355,072 SH        SHARED-DEFINED  1,2   355,072
SHIRE PLC                      SPONSORED ADR  82481R106   4,088         91,285 SH        SHARED-DEFINED  1,2    91,285
SUPERIOR ENERGY SVCS INC       COM            868157108   2,011        126,264 SH        SHARED-DEFINED  1,2   126,264
TASER INTL INC                 COM            87651B104     874        165,565 SH        SHARED-DEFINED  1,2   165,565
TRUEBLUE INC                   COM            89785X101   1,421        148,475 SH        SHARED-DEFINED  1,2   148,475
TEREX CORP NEW                 COM            880779103   1,935        111,696 SH        SHARED-DEFINED  1,2   111,696
TETRA TECHNOLOGIES INC DEL     COM            88162F105   2,166        445,626 SH        SHARED-DEFINED  1,2   445,626
UNITED THERAPEUTICS CORP DEL   COM            91307C102   2,714         43,388 SH        SHARED-DEFINED  1,2    43,388
WACHOVIA CORP NEW              COM            929903102   2,561        462,311 SH        SHARED-DEFINED  1,2   462,311



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